Investment Objectives and Goals - BNY Mellon Small/Mid Cap Growth Fund	Jan. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term growth of capital.